Major Customers and Suppliers	12 Months Ended
Dec. 31, 2012
Major Customers and Suppliers
Major Customers and Suppliers

(16) Major Customers and Suppliers

        Sales to major customers were as follows:

	Year Ended December 31,
	2012	2011	2010
Customer A	10%	15%	14%
Customer B	9%	12%	11%
Customer C	8%	9%	10%

	27%	36%	35%

        CRRM obtained crude oil from one supplier under a long-term supply agreement during 2012, 2011 and 2010. Purchases contracted as a percentage of the total cost of product sold (exclusive of depreciation and amortization) for each of the periods were as follows:

	Year Ended December 31,
	2012	2011	2010
Supplier A	45%	65%	64%